CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY	CNY (¥)	USD ($)	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)		Additional paid-in capital USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Equity ( deficit ) attributable to The9 limited CNY (¥)	Equity ( deficit ) attributable to The9 limited USD ($)	Noncontrolling interest CNY (¥)	Noncontrolling interest USD ($)
Balance (in shares) at Dec. 31, 2012 | shares			24,484,634	24,484,634
Balance at Dec. 31, 2012	¥ 749,211,544		¥ 1,997,390		¥ 2,148,416,134			¥ 28,071,982		¥ (6,710,971)		¥ (1,386,308,302)		¥ 785,466,233		¥ (36,254,689)
Net loss	(562,916,605)											(526,261,572)		(526,261,572)		(36,655,033)
Unrealized loss on available-for-sale investment	(16,600)									(16,600)				(16,600)
Currency translation adjustments	(688,963)									(2,259,470)				(2,259,470)		1,570,507
Exercise of options (in shares) | shares			330,533	330,533
Exercise of options	4,304,447		¥ 20,309		4,284,138									4,304,447
Repurchase and retirement of ordinary shares	(29,030,699)		¥ (135,915)		(28,894,784)									(29,030,699)
Repurchase and retirement of ordinary shares (in shares) | shares			(1,668,308)	(1,668,308)
Share-based compensation	29,237,416				25,417,173									25,417,173		3,820,243
Change in equity interest attributable to noncontrolling interest					3,072,133									3,072,133		(3,072,133)
Issuance of shares of Red 5 upon exercise of stock options	32,603				25,992									25,992		6,611
Balance (in shares) at Dec. 31, 2013 | shares			23,146,859	23,146,859
Balance at Dec. 31, 2013	190,133,143		¥ 1,881,784		2,152,320,786			28,071,982		(8,987,041)		(1,912,569,874)		260,717,637		(70,584,494)
Net loss	(108,065,791)											(86,622,470)		(86,622,470)		(21,443,321)
Currency translation adjustments	(1,203,960)									348,437				348,437		(1,552,397)
Exercise of options (in shares) | shares			54,742	54,742
Exercise of options	812,635		¥ 3,369		809,266									812,635
Change in redemption value of redeemable noncontrolling interest	(21,076,744)				(21,076,744)									(21,076,744)
Share-based compensation	3,672,300				2,703,685									2,703,685		968,615
Change in equity interest attributable to noncontrolling interest					(42,692,211)									(42,692,211)		42,692,211
Change in equity interest attributable to non-controlling interest due to restructuring of Red 5 Singapore					15,068,103	[1]								15,068,103		(15,068,103)
Conversion of loans due from Red 5 to equity					(31,784,850)	[2]								(31,784,850)		31,784,850
Issuance of shares of Red 5 upon exercise of stock options	616,688				552,426									552,426		64,262
Balance (in shares) at Dec. 31, 2014 | shares			23,201,601	23,201,601
Balance at Dec. 31, 2014	64,888,271		¥ 1,885,153		2,075,900,461			28,071,982		(8,638,604)		(1,999,192,344)		98,026,648		(33,138,377)
Net loss	(321,484,256)											(304,828,354)		(304,828,354)		(16,655,902)
Currency translation adjustments	5,009,430	$ 773,323								5,266,016				5,266,016		(256,586)
Change in redemption value of redeemable noncontrolling interest	(79,805,706)				(79,805,706)									(79,805,706)
Noncontrolling interest on The9 Education	4,500,000				366,631									366,631		4,133,369
Issuance of ordinary shares upon vesting of restricted shares (in shares) | shares			500,000	500,000
Issuance of ordinary shares upon vesting of restricted shares			¥ 32,467		(32,467)
Change in noncontrolling interest due to disposal of Jiucheng Advertisement Co., Ltd.	(298,336)															(298,336)
Purchase additional equity interest in a subsidiary	(656,799)				(2,408,096)									(2,408,096)		1,751,297
Beneficial conversion feature on convertible notes	52,679,692				52,679,692									52,679,692
Share-based compensation	34,007,629				33,184,307									33,184,307		823,322
Change in equity interest attributable to noncontrolling interest					80,903									80,903		(80,903)
Issuance of shares of Red 5 upon exercise of stock options	84,059				75,563									75,563		8,496
Balance (in shares) at Dec. 31, 2015 | shares			23,701,601	23,701,601
Balance at Dec. 31, 2015	¥ (241,076,016)	$ (37,215,724)	¥ 1,917,620	$ 296,030	¥ 2,080,041,288		$ 321,103,042	¥ 28,071,982	$ 4,333,567	¥ (3,372,588)	$ (520,638)	¥ (2,304,020,698)	$ (355,679,505)	¥ (197,362,396)	$ (30,467,504)	¥ (43,713,620)	$ (6,748,220)

[1]	In August 2014, Red 5 issued 27,438,952 Series B redeemable convertible preferred shares of Red 5 to a new investor (see Note 31). As the license to publish Firefall belongs to Red 5 Singapore (Note 11), as a condition for the investment by the new investor, the Group is required to transfer the license to Red 5. As such, in June 2014, the Group transferred its equity interests in Red 5 Singapore, a wholly owned subsidiary of the Group to Red 5, a 79.2% owned subsidiary at a nominal price. At the time of transfer, 20.8% of the accumulated deficit of Red 5 Singapore, amounted to RMB 15,068,103, was attributable to the noncontrolling interest of Red 5 with no consideration, which was recorded as an equity transaction in the Consolidated Statements of Changes in Equity.
[2]	In August 2014, the Group converted its convertible loan and certain other loans due from Red 5 with a book value of US$50.0 million (RMB307.6 million), into 63,301,276 common shares of Red 5. The equity of Red 5 increased by RMB307.6 million while the impact attributable to noncontrolling interest of Red 5 was RMB31,784,850 as a result of the loan conversion.